Accrued liabilities and provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued liabilities and provisions
Balance Beginning period	$ 14,232,207	$ 12,427,730	$ 9,918,288
Abandonment costs update	1,730,016	500,868	2,307,453
Effect of business combination (Note 12)		947,883
Additions	715,831	(714,839)	412,609
Uses	(1,004,167)	(896,508)	(429,950)
Financial costs	(361,303)	303,526	258,464
Effect of control loss in subsidiaries (Note 28)			(43,991)
Adjustment on fair value for business combination			31,137
Foreign currency translation	310,194	191,452	43,143
Reversal of provision for sale of assets (1)	(188,540)
Transfers	59,682	42,417	(69,423)
Balance End Period	12,756,494	14,232,207	12,427,730
Current	1,533,136	1,590,118	1,221,109
Non-current	11,223,358	12,642,089	11,206,621
Asset retirement obligation
Accrued liabilities and provisions
Balance Beginning period	11,890,319	11,239,325	8,835,420
Abandonment costs update	1,730,016	500,868	2,307,453
Additions	93,704	(242,435)	143,320
Uses	(607,769)	(548,133)	(291,793)
Financial costs	(333,688)	292,329	258,464
Effect of control loss in subsidiaries (Note 28)			(23,874)
Adjustment on fair value for business combination			31,137
Foreign currency translation	186,215	152,212	37,239
Reversal of provision for sale of assets (1)	(188,540)
Transfers	28,427	11,283	(58,041)
Balance End Period	10,006,028	11,890,319	11,239,325
Current	946,675	1,041,674	949,638
Non-current	9,059,353	10,848,645	10,289,687
Litigation
Accrued liabilities and provisions
Balance Beginning period	703,966	118,139	137,429
Abandonment costs update	0	0	0
Effect of business combination (Note 12)		329,123
Additions	153,786	(261,785)	32,108
Uses	(41,773)	(13,453)	(31,709)
Financial costs	(10,293)	3,925	0
Effect of control loss in subsidiaries (Note 28)			(20,117)
Adjustment on fair value for business combination			0
Foreign currency translation	81,894	4,466	428
Transfers	(9,915)	(19)	0
Balance End Period	898,251	703,966	118,139
Current	94,375	59,843	46,844
Non-current	803,876	644,123	71,295
Environmental contingencies and others
Accrued liabilities and provisions
Balance Beginning period	1,637,922	1,070,266	945,439
Abandonment costs update	0	0	0
Effect of business combination (Note 12)		618,760
Additions	468,341	(210,619)	237,181
Uses	(354,625)	(334,922)	(106,448)
Financial costs	(17,322)	7,272	0
Effect of control loss in subsidiaries (Note 28)			0
Adjustment on fair value for business combination			0
Foreign currency translation	42,085	34,774	5,476
Reversal of provision for sale of assets (1)	0
Transfers	41,170	31,153	(11,382)
Balance End Period	1,852,215	1,637,922	1,070,266
Current	492,086	488,601	224,627
Non-current	$ 1,360,129	$ 1,149,321	$ 845,639